SHARE CAPITAL (Details) - Warrants [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of outstanding, Begining balance	150,543,138	130,668,838	88,118,838
Granted	45,700,000	40,015,000	42,550,000
Cancelled	(21,551,964)	(20,140,700)
Number of outstanding, Ending balance	174,691,174	150,543,138	130,668,838